Revenues (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Revenues by Type and Geography
The following tables disaggregate revenues by type and geography and reconcile them to reportable segments (see note 4).

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total

Year ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Recurring	2,828	2,674	1,543	1,373	867	808	668	625	-	-	(24)	(22)	5,882	5,458
Transactions	94	133	301	247	298	250	164	144	-	-	-	-	857	774
Global Print	-	-	-	-	-	-	-	-	519	562	-	-	519	562
Total	2,922	2,807	1,844	1,620	1,165	1,058	832	769	519	562	(24)	(22)	7,258	6,794

Revenues by geography (1)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total

Year ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
U.S.	2,352	2,282	1,431	1,314	926	840	219	173	400	420	(24)	(22)	5,304	5,007
Canada (country of domicile)	103	82	14	12	38	37	6	7	44	65	-	-	205	203
Other	31	28	85	79	155	135	9	9	12	13	-	-	292	264
Americas (North America, Latin America, South America)	2,486	2,392	1,530	1,405	1,119	1,012	234	189	456	498	(24)	(22)	5,801	5,474
U.K.	272	262	141	118	25	23	425	409	35	36	-	-	898	848
Other	43	40	120	49	4	6	121	117	6	6	-	-	294	218
EMEA (Europe, Middle East and Africa)	315	302	261	167	29	29	546	526	41	42	-	-	1,192	1,066
Asia Pacific	121	113	53	48	17	17	52	54	22	22	-	-	265	254
Total	2,922	2,807	1,844	1,620	1,165	1,058	832	769	519	562	(24)	(22)	7,258	6,794

(1)
Revenues by geography are based on the location of the customer. Revenues from the Reuters News agreement with LSEG’s Data & Analytics business, the Company’s largest customer, are included in the U.K.

Summary of of Deferred Income

	December 31,
	2024	2023	2022
Deferred revenue	1,062	992	886

Summary of Remaining Performance Obligations	The Company expects to recognize these revenues as follows:

	December 31,
	2024	2023
1 year	27%	26%
Between 1 and 2 years	14%	13%
Between 2 and 3 years	9%	8%
Later than 3 years	50%	53%